SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net (Loss) Income Per Ordinary Share (Q3) (Details) - USD ($)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Class A Ordinary Shares [Member]
Net (Loss) Income Per Ordinary Share [Abstract]
Shares excluded in calculation of diluted loss per share (in shares)					16,213,430		16,213,430
Numerator [Abstract]
Allocation of net loss, as adjusted	$ 0	$ 1,326,318			$ (4,486,647)		$ 7,671,161
Denominator [Abstract]
Weighted average shares outstanding, Basic (in shares)	0	17,250,000	17,250,000	17,250,000	5,303,571	17,250,000	17,250,000
Diluted weighted average shares outstanding (in shares)	0	17,250,000	17,250,000	17,250,000	5,303,571	17,250,000	17,250,000
Basic net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
Diluted net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
Class B Ordinary Shares [Member]
Numerator [Abstract]
Allocation of net loss, as adjusted	$ (5,000)	$ 331,579			$ (3,312,113)		$ 1,917,790
Denominator [Abstract]
Weighted average shares outstanding, Basic (in shares)	3,750,000	4,312,500	4,312,500	4,312,500	3,915,179	4,312,500	4,312,500
Diluted weighted average shares outstanding (in shares)	3,750,000	4,312,500	4,312,500	4,312,500	3,915,179	4,312,500	4,312,500
Basic net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
Diluted net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44